Expense Example {- Pharmaceuticals Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Pharmaceuticals Portfolio - Pharmaceuticals Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954